Shareholders' Equity (Details) - Schedule of stock option granted is computed on the date of grant according to the black-scholes option pricing model		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Stock Option Granted Is Computed On The Date Of Grant According To The Black Scholes Option Pricing Model Abstract
Dividend yield		9.69%	8.73%	10.30%
Expected volatility	[1]	30.00%	34.00%	22.00%
Average risk-free interest rate		1.99%	0.81%	0.53%
Expected average term - in years		3 years 10 months 17 days	3 years 10 months 17 days	3 years 10 months 17 days

[1]	Volatility is based on historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.